BALANCE SHEETS (USD $)	Mar. 31, 2014	Mar. 31, 2013
OTHER ASSETS
Cash and cash equivalents	$ 1,095,990	$ 1,025,100
Other assets	2,200	258,725
Assets	1,098,190	1,283,825
LIABILITIES
Accounts payable and accrued expenses	7,600	44,400
Accounts payable - affiliates	18,642,893	20,357,970
Capital contributions payable	169,974	169,974
Liabilities	18,820,467	20,572,344
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(16,166,104)	(17,714,699)
General partner	(1,556,173)	(1,573,820)
Partners' Capital (Deficit)	(17,722,277)	(19,288,519)
Liabilities and Partners' Capital (Deficit)	1,098,190	1,283,825
Series Seven [Member]
OTHER ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
Assets	0	0
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(84,506)	(84,506)
General partner	84,506	84,506
Partners' Capital (Deficit)	0	0
Liabilities and Partners' Capital (Deficit)	0	0
Series Nine [Member]
OTHER ASSETS
Cash and cash equivalents	120,474	101,496
Other assets	0	0
Assets	120,474	101,496
LIABILITIES
Accounts payable and accrued expenses	0	25,900
Accounts payable - affiliates	6,476,381	6,393,853
Capital contributions payable	0	0
Liabilities	6,476,381	6,419,753
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(5,957,510)	(5,920,237)
General partner	(398,397)	(398,020)
Partners' Capital (Deficit)	(6,355,907)	(6,318,257)
Liabilities and Partners' Capital (Deficit)	120,474	101,496
Series Ten [Member]
OTHER ASSETS
Cash and cash equivalents	146,318	222,664
Other assets	0	0
Assets	146,318	222,664
LIABILITIES
Accounts payable and accrued expenses	0	5,000
Accounts payable - affiliates	1,789,031	2,034,503
Capital contributions payable	0	0
Liabilities	1,789,031	2,039,503
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(1,431,373)	(1,603,758)
General partner	(211,340)	(213,081)
Partners' Capital (Deficit)	(1,642,713)	(1,816,839)
Liabilities and Partners' Capital (Deficit)	146,318	222,664
Series Eleven [Member]
OTHER ASSETS
Cash and cash equivalents	156,017	150,502
Other assets	0	101,525
Assets	156,017	252,027
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,066,642	1,067,392
Capital contributions payable	0	0
Liabilities	1,066,642	1,067,392
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(686,834)	(592,527)
General partner	(223,791)	(222,838)
Partners' Capital (Deficit)	(910,625)	(815,365)
Liabilities and Partners' Capital (Deficit)	156,017	252,027
Series Twelve [Member]
OTHER ASSETS
Cash and cash equivalents	297,212	182,782
Other assets	0	0
Assets	297,212	182,782
LIABILITIES
Accounts payable and accrued expenses	0	7,500
Accounts payable - affiliates	3,275,921	3,847,625
Capital contributions payable	9,241	9,241
Liabilities	3,285,162	3,864,366
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(2,706,940)	(3,393,638)
General partner	(281,010)	(287,946)
Partners' Capital (Deficit)	(2,987,950)	(3,681,584)
Liabilities and Partners' Capital (Deficit)	297,212	182,782
Series Fourteen [Member]
OTHER ASSETS
Cash and cash equivalents	375,969	367,656
Other assets	2,200	157,200
Assets	378,169	524,856
LIABILITIES
Accounts payable and accrued expenses	7,600	6,000
Accounts payable - affiliates	6,034,918	7,014,597
Capital contributions payable	160,733	160,733
Liabilities	6,203,251	7,181,330
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(5,298,941)	(6,120,033)
General partner	(526,141)	(536,441)
Partners' Capital (Deficit)	(5,825,082)	(6,656,474)
Liabilities and Partners' Capital (Deficit)	$ 378,169	$ 524,856